Document and Entity Information	Dec. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2021
Entity Registrant Name	Progenity, Inc.
Entity Central Index Key	0001580063
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39334
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-3950390
Entity Address, Address Line One	4330 La Jolla Village Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	855
Local Phone Number	293-2639
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PROG
Security Exchange Name	NASDAQ